Investment Objectives and Goals	Sep. 16, 2026
VegaShares AI Energy ETF
Prospectus [Line Items]
Risk/Return [Heading]	VEGASHARES AI ENERGY ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The VegaShares AI Energy ETF (the “Fund”) seeks capital appreciation.
VegaShares Multilayer Ceramic Capacitors ETF
Prospectus [Line Items]
Risk/Return [Heading]	VEGASHARES MULTILAYER CERAMIC CAPACITORS ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The VegaShares Multilayer Ceramic Capacitors ETF (the “Fund”) seeks capital appreciation.
VegaShares Printed Circuit Boards ETF
Prospectus [Line Items]
Risk/Return [Heading]	VEGASHARES PRINTED CIRCUIT BOARDS ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The VegaShares Printed Circuit Boards ETF (the “Fund”) seeks capital appreciation.
VegaShares Automated Test Equipment ETF
Prospectus [Line Items]
Risk/Return [Heading]	VEGASHARES AUTOMATED TEST EQUIPMENT ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The VegaShares Automated Test Equipment ETF (the “Fund”) seeks capital appreciation.
VegaShares Edge AI ETF
Prospectus [Line Items]
Risk/Return [Heading]	VEGASHARES EDGE AI ETF- FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The VegaShares Edge AI ETF (the “Fund”) seeks capital appreciation.
VegaShares Semiconductor Materials ETF
Prospectus [Line Items]
Risk/Return [Heading]	VEGASHARES SEMICONDUCTOR MATERIALS ETF- FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The VegaShares Semiconductor Materials ETF (the “Fund”) seeks capital appreciation.
VegaShares Silicon Wafers ETF
Prospectus [Line Items]
Risk/Return [Heading]	VEGASHARES SILICON WAFERS ETF- FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The VegaShares Silicon Wafers ETF (the “Fund”) seeks capital appreciation.